Trade Accounts and Notes Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2022
Trade Accounts and Notes Receivable, Net
Schedule of trade accounts and notes receivable, net

	2022		2021
Non-interest bearing notes received in 2021 from customers as deposits and advances mainly in connection with annual (“upfront basis”) and from time to time (“scatter basis”) prepayments (see Note 2 (p))	Ps.	—	Ps.	1,499,335
Trade accounts receivable		10,489,336		14,955,334
Loss allowance		(2,032,034)		(3,361,658)
	Ps.	8,457,302	Ps.	13,093,011

Schedule of aging of analysis of the trade account and notes receivable past due

	2022		2021
1 to 90 days	Ps.	2,350,853	Ps.	4,367,863
91 to 180 days		1,066,211		1,459,188
More than 180 days		1,811,592		2,785,308

Schedule of carrying amount of trade accounts and notes receivable in foreign currencies

	2022		2021
U.S. dollar	Ps.	338,123	Ps.	1,714,490
Other currencies		6,077		46,255
At December 31	Ps.	344,200	Ps.	1,760,745

Schedule of loss allowance of trade accounts and notes receivables

	2022		2021
At January 1	Ps.	(3,361,658)	Ps.	(4,249,133)
Provision for credit losses		(1,189,594)		(1,263,083)
Write-off of receivables		1,576,375		2,260,182
Reclassifications		(40,018)		(109,624)
Disposed operations		982,861		—
At December 31	Ps.	(2,032,034)	Ps.	(3,361,658)